Derivative Instruments And Hedging Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities [Abstract]
Derivative Instruments And Hedging Activities

Note 9    Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed rate debt. In order to mitigate this risk, we have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

In connection with the 2011 Secured Loan Refinancing, certain of our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by a first priority security interest in the collateral that also secures obligations under the Intelsat Jackson Secured Credit Agreement (see Note 8—Long-Term Debt).

As of September 30, 2011, we held interest rate swaps with an aggregate notional amount of $2.3 billion that mature in 2013. These swaps were entered into as further described below to economically hedge the variability in cash flow on a portion of the floating-rate term loan under our senior secured and unsecured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of September 14, 2011, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.3429%.

Additionally, New Dawn had a zero-coupon interest rate swap with varying notional amounts that matured on July 7, 2011. As of September 30, 2011, New Dawn had a floating-to-fixed interest rate swap to hedge future interest payments on its senior and mezzanine term loan facilities. The interest rate swap has an effective date of July 7, 2011, maturing on July 7, 2014, with a notional amount of $65.5 million for the mezzanine loan and $91.0 million for the senior loan. We receive an interest rate of three-month LIBOR and pay a fixed coupon rate of 3.72%. On the interest rate reset date of July 5, 2011, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.24575%. Both of these swaps were undesignated as hedges for accounting purposes.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of these interest rate swaps were undesignated as of September 30, 2011. The swaps are marked-to-market quarterly with any change in fair value recorded within (gains) losses on derivative financial instruments in our condensed consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in a net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of September 30, 2011, we recorded a non-cash credit valuation adjustment of approximately $4.7 million as a reduction to our liability.

As of December 31, 2010 and September 30, 2011, $6.4 million and $4.8 million was included in other current liabilities, and $141.4 million and $110.5 million was included in other long-term liabilities, respectively, within our condensed consolidated balance sheets related to the interest rate swaps.

Put Option Embedded Derivative Instrument

At the date of issuance of the 2015 Intelsat Sub Holdco Notes, Series B, we determined that these debt instruments contained a contingent put option clause within the host contract, which afforded the holders of the notes the option to require the issuer to repurchase such notes at 101% of their principal amount in the event of a change of control, as defined in the indenture governing the notes. In our evaluation of the financing arrangement, we concluded that the contingent put option required bifurcation in accordance with current accounting standards under FASB ASC Topic 815, Derivatives and Hedging, ("FASB ASC 815"). We therefore bifurcated the contingent put option and carried it as a derivative liability at fair value. We estimated the fair value of the derivative on the date of inception using a standard valuation technique, which places the most significant emphasis upon the estimated date and probability of a change of control and incorporated the issue price, maturity date and change of control put price. We subsequently revalued the derivative at the end of each reporting period, recognizing any change in fair value through earnings. The fair value of the embedded derivative was calculated as $4.3 million at December 31, 2010. As of May 5, 2011, we redeemed the entire $400 million aggregate principal amount outstanding of the 2015 Intelsat Sub Holdco Notes, Series B (see Note 8—Long-Term Debt for further discussion). Therefore, we derecognized the embedded derivative liability and the value at September 30, 2011 was $0. We recorded a gain of $4.3 million included in losses on derivative financial instruments in our condensed consolidated statement of operations during the nine months ended September 30, 2011 to adjust the fair market value of the put option embedded derivative to $0.

In accordance with disclosure requirements provided under FASB ASC 815, we include the following tabular presentation, which sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2010	September 30, 2011
Undesignated interest rate swaps	Other current liabilities	$6,404	$4,842
Undesignated interest rate swaps	Other long-term liabilities	141,411	110,527
Put option embedded derivative	Other long-term liabilities	4,295	—

Total derivatives		$152,110	$115,369

The following tabular presentation sets forth the effect of the derivative instruments on the condensed consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Nine Months Ended September 30, 2010	Nine Months Ended September 30, 2011
Undesignated interest rate swaps	Losses on derivative financial instruments	$105,192	$28,458
Put option embedded derivative	Losses on derivative financial instruments	(14,600)	(4,295)

Total losses on derivative financial instruments		$90,592	$24,163

Note 12     Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed rate debt. In order to mitigate this risk, we have entered into interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

As of December 31, 2010, we held interest rate swaps with an aggregate notional amount of $2.3 billion which mature in 2013. These swaps were entered into as further described below to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured and unsecured credit facilities, but have not been designated as hedges for accounting purposes. On a quarterly basis, we receive a floating rate of interest equal to the three-month LIBOR and pay a fixed rate of interest. On the interest rate reset date of December 14, 2010, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.3016%. Certain of the interest rate swap agreements had options permitting us to terminate the underlying interest rate swaps on March 14, 2011, prior to the stated maturity date of March 14, 2013. On July 23, 2010, we received $31.8 million in cash from our counterparties to the respective interest rate swap agreements in return for the cancellation of our options to terminate the underlying interest rate swaps on March 14, 2011.

Additionally, as of December 31, 2010, New Dawn had two floating to fixed interest rate swaps to hedge future interest payments on loans under New Dawn's senior and mezzanine term loan facilities. The first interest rate swap has varying notional amounts maturing on July 7, 2011. We receive an interest rate of three-month LIBOR and pay a fixed coupon of 1.55%. Interest payments for each quarterly period are deferred until the maturity date and all the accrued interest will be paid at maturity. The second interest rate swap has an effective date of July 7, 2011, maturing on July 7, 2014, with a notional amount of $65.5 million for mezzanine loans and varying notional amounts for underlying senior loans. We receive an interest rate of three-month LIBOR and pay a fixed coupon of 3.72%. On the interest rate reset date of October 4, 2010, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.290%. Both of these swaps were undesignated as hedges for accounting purposes.

On March 15, 2010, our interest rate basis swap with an aggregate notional principal amount of $312.5 million matured. On March 14, 2010, our five-year interest rate swap to hedge interest expense on a notional amount of $625.0 million (originally $1.25 billion of debt, and reduced under the original terms of the swap agreement) expired.

The counterparties to our interest rate swap agreements are highly rated financial institutions. In the unlikely event that the counterparties fail to meet the terms of the interest rate swaps, our exposure is limited to the interest rate differential on the notional amount at each quarterly settlement period over the life of the agreement. We do not anticipate non-performance by the counterparties.

All of these interest rate swaps were undesignated as of December 31, 2010. The swaps are marked-to-market quarterly with any change in fair value recorded within (gains) losses on derivative financial instruments in our consolidated statements of operations. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements of our derivatives. The fair value measurement of derivatives could result in either a net asset or a net liability position for us. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting arrangements as applicable and necessary. When the swaps are in net liability position for us, the credit valuation adjustments are calculated by determining the total expected exposure of the derivatives, incorporating the current and potential future exposures and then applying an applicable credit spread to the exposure. The total expected exposure of a derivative is derived using market-observable inputs, such as yield curves and volatilities. The inputs utilized for our own credit spread are based on implied spreads from traded levels of our debt. Accordingly, as of December 31, 2010 we recorded a non-cash credit valuation adjustment of approximately $6.4 million as a reduction to our liability.

As of December 31, 2009 and December 31, 2010, $11.2 million and $6.4 million was included in other current liabilities, respectively, and $88.6 million and $141.4 million was included in other long-term liabilities, respectively, within our consolidated balance sheets related to the interest rate swaps.

In connection with the 2011 Refinancing, our interest rate swaps were assigned by Intelsat Sub Holdco and Intelsat Corp to Intelsat Jackson, and are now secured by the assets of Intelsat Jackson.

Put Option Embedded Derivative Instrument

As discussed in Note 11—Long-Term Debt, following an evaluation of the 2015 Senior Notes offering, we concluded that the contingent put option embedded within the indenture governing the 2015 Senior Notes meets the criteria under FASB ASC 815, to be bifurcated from the debt host instrument and classified as a derivative instrument. We estimated the fair value of the embedded derivative on the issuance date and we subsequently revalue the derivative at the end of each reporting period, recognizing any change in fair value through earnings. We use a standard valuation technique whereby the critical assumptions and underlyings include the debt maturity date, issue price, coupon rate, change of control put price, and the estimated date of a change in control. The fair value of the put option embedded derivative as of December 31, 2009 and 2010 was $14.6 million and $4.3 million, respectively, based on our fair value analysis and $21.4 million and $10.3 million of non-cash gains were recorded in (gains) losses on derivative financial instruments within our consolidated statements of operations during the years ended December 31, 2009 and 2010, respectively.

In accordance with disclosure requirements provided under FASB ASC 815, we include the following tabular presentation, which sets forth the fair value of our derivatives by category (in thousands):

		Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2009	December 31, 2010	December 31, 2009	December 31, 2010
Undesignated interest rate swaps (a)	Other long-term liabilities	$15,662	$—	$104,263	$141,411
Undesignated interest rate swaps	Other current liabilities	—	—	11,249	6,404
Put option embedded derivative	Other long-term liabilities	—	—	14,600	4,295

Total derivatives		$15,662	$—	$130,112	$152,110

(a)	The value of undesignated interest rate swaps on our consolidated balance sheet at December 31, 2009 was net of $15.7 million, which represented the fair value of options permitting us to terminate the underlying swaps. The fair value of these options is classified as an asset derivative in the table above. In the third quarter of 2010, these options were cancelled, as discussed above. As of December 31, 2010, there are no asset derivatives included within our consolidated balance sheets.

The following tabular presentation sets forth the effect of the derivative instruments on the consolidated statements of operations (in thousands):

	Presentation in Statements of Operations	Predecessor Entity	Successor Entity
Derivatives not designated as hedging instruments		Period January 1, 2008 to January 31, 2008	Period February 1, 2008 to December 31, 2008	Year Ended December 31, 2009	Year Ended December 31, 2010
Undesignated interest rate swaps	Losses on derivative financial instruments	$11,431	$155,305	$24,121	$99,814
Put option embedded derivative	Gains on derivative financial instruments	—	—	(21,440)	(10,305)

Total losses on derivative financial instruments		$11,431	$155,305	$2,681	$89,509